Vessels	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Vessels

5. Vessels

Acquisitions

On January 12, 2026 and on February 12, 2026 the Company took delivery of its newbuilding MR tankers Delos T (Daphne Marine S.A.) and Dion (Ioli Marine S.A.), for an aggregate cost of $95,797. On May 28, 2026 and June 11, 2026, the Company acquired the two suezmaxes Arctic (Argon Shipping Co.) and Antarctic (Alinda Enterprises Inc.), respectively (Note 4).

On April 28, 2025 and on June 5, 2025, the Company took delivery of its newbuilding DP2 shuttle tanker Athens 04 (Adrian Maritime Ltd) and its suezmax tanker Dr Irene Tsakos (Scout Shiptrade Ltd), for an aggregate cost of $229,658.

Sales

On May 20, 2026, the Company sold its VLCC tanker Ulysses, for net proceeds of $106,427, realizing a gain of $37,870.

On March 26, 2025, the Company sold its suezmax tanker Pentathlon, for net proceeds of $39,483, realizing a gain of $3,553.

The gain from the sale of the vessels is separately reflected in the accompanying consolidated statements of comprehensive income.

Impairment

As of June 30, 2026, and December 31, 2025, the Company reviewed the carrying amount including any unamortized dry-docking costs and leasehold improvements in connection with the estimated recoverable amount and the probability of sale for each of its vessels under construction and its right-of-use-assets under operating leases. As of June 30, 2026, and December 31, 2025, this review did not indicate an impairment charge.